Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted cash
Restricted Cash
4.	Restricted cash

In December 2021, cash balance of RMB47,362 was temporarily restricted by a bank from access to the bank account during the restriction period. The restriction was subsequently released in April 2022. No cash balance was restricted as of December 31, 2022.